Other Income and Expenses	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Other income and expenses

9. Other income and expenses

9.1.1 Other income, net

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Government grants	176	721	1,865
Foreign exchange differences, net	(2,730)	4	1,023
Additional deduction of VAT	47	31	716
Bad debt recovery	—	1,914	849
Custody fees*	—	—	3,012
Lease termination	336	769	70
Others	632	198	124
Total other (expense) income, net	(1,539)	3,637	7,659

*	It’s refunded ADR custody fees received from Deutsche Bank AG.

9.1.2 Other operating expenses

The amounts recognised for the year ended December 31, 2024 mainly represented the compensation payables on contract terminations of RMB812,000 (2023: 76,000; 2022: RMB425,000) and loss on disposal of non-current assets of RMB1,822,000 (2023: RMB691,000; 2022: RMB809,000).

9.2 Other (income) losses

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Impairment of inventories	—	—	7,840
Impairment of property, plant and equipment	—	—	34,858
Impairment of intangible assets	—	—	427,314
Impairment of goodwill	764	—	237,225
Unreducible VAT for purchased intangible assets	13,061	—	—
Others	—	(6)	—
Total other income (losses)	13,825	(6)	707,237

Due to the severe impact of COVID-19 pandemic especially in 2022, the Group’s performance has declined significantly, failing to achieve its operational targets, leading to asset impairment. The Group accrued impairment on its assets based on its evaluation.

9.3 Finance costs

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Interest on loans and borrowings	7,397	6,753	4,613
Interest on lease liabilities	106	274	235
Total finance costs	7,503	7,027	4,848

9.4 Finance income

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Interest income	2,434	9	33
Interest income on net investments in subleases	—	—	1
Total finance income	2,434	9	34

9.5 Depreciation, amortisation and costs of inventories

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Included in cost of sales:
Depreciation of property, plant and equipment*	—	1,806	13,983
Amortisation of intangible assets	10,298	5,105	18,095
Inventories disposal	—	22,605	21,231
Included in selling and distribution expenses:
Depreciation of right-of-use assets	554	1,338	1,315
Included in administrative expenses:
Depreciation of property, plant and equipment	16	160	983
Depreciation of right-of-use assets	729	860	2,118
Amortisation of intangible assets	189	545	531

*	Depreciation of property, plant and equipment during the year ended December 31, 2024 and 2023 decreased due to disposal of property, plant and equipment.

9.6 Research and development costs

The Group’s research and development concentrates on the development of smart music education solutions, which include music education system, musical software (e.g. Kuke music app, digital music cloud library), Kuke music online platform, audiobook, musical education instruments and hardware (e.g. Kukey smart pianos).

Research and development costs of RMB3,157,000, RMB6,299,000 and RMB18,661,000 that are not eligible for capitalisation were expensed and included in administrative expenses for the years ended December 31, 2024, 2023 and 2022, respectively.

9.7 Wages and salaries and pension scheme contributions

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Wages and salaries	11,162	24,530	34,291
Equity-settled share-based payment expenses	1,528	4,057	15,208
Pension scheme contributions	4,371	3,284	3,933

At December 31, 2024, 2023 and 2022, the Group had no forfeited contributions available to reduce its contributions to the pension scheme in future years.